Leases Summary of Lease Expense Components, Supplemental Cash Flow Information and Other Information (Tables)	12 Months Ended
Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Lease, Cost [Table Text Block]
Lessee arrangements

The Company has operating leases for corporate offices and certain equipment. The Company’s operating leases have remaining lease terms ranging from one to three years, some of which include options to extend the leases for up to five years.

The components of lease expense from continuing operations are as follows:

	Year Ended December 31,
(in thousands)	2019	2018

Operating lease cost	$760	$1,019
Short-term lease cost	79	25
Total lease cost	$839	$1,044

Supplemental cash flow information related to leases for continuing operations is as follows:

	Year Ended December 31,
(in thousands)	2019	2018

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$762	$1,019
Right-of-use-assets obtained in exchange for lease obligations:
Operating leases	$2,055	N/A
_______________
N/A    Not applicable

The following table presents the lease balances relating to continuing operations within the Consolidated Balance Sheet, weighted-average remaining lease term, and weighted-average discount rates related to the Company’s operating leases (in thousands):

Operating Leases	Classification	December 31, 2019

Operating lease ROU assets	Other assets	$1,359

Operating lease liabilities, current	Accrued liabilities	$760
Operating lease liabilities, long-term	Other long-term liabilities	634
Total operating lease liabilities	Total operating lease liabilities	$1,394

Weighted-average remaining lease term		1.9 years
Weighted-average discount rate		6.5%